November 5, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses dated October 31, 2008 for the Munder Asset Allocation Fund – Balanced, Munder Bond Fund, Munder Cash Investment Fund, Munder Energy Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder International Fund – Core Equity, Munder International Small-Mid Cap Fund, Munder Internet Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund, Munder Mid-Cap Value Fund, Munder Multi-Cap Growth Fund, Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Small-Cap Value Fund, Munder Small-Mid Cap Fund, Munder Small-Mid Cap 130/30 Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund, Munder Technology Fund, Liquidity Money Market Fund and Institutional Money Market Fund do not differ from that contained in Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2008 (Accession No. 0001193125-08-218017), with a designated effective date of October 31, 2008.

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Senior Counsel

cc:	A. Eisenbeis